Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of property, plant and equipment [text block] [Abstract]
Schedule of property plant and equipment
	Computers and software	Office equipment & furniture	Leasehold improvements	Communication & equipment		Total
Cost:
Balance at January 1, 2021	35	-	-	-		35
Business combination	17	11	-	9		37
Additions	73	48	6	5		132
Balance at December 31, 2021	125	59	6	14		204
Accumulated depreciation:
Balance at January 1, 2021	3	-	-	-		3
Depreciation for the year	30	10	1	*	)	41
Balance at December 31, 2021	33	10	1	*	)	44

Depreciated cost at December 31, 2021	92	49	5	14		160
Depreciated cost at December 31, 2020	32	-	-	-		32